Air traffic liability (Tables)	12 Months Ended
Dec. 31, 2017
Air Traffic Liability Tables
Schedule of air traffic liability

Air traffic liability as of December 31, 2017 and 2016 is as follows:

	December 31, 2017	December 31, 2016

Advance ticket sales	$452,854	$447,430
Miles deferred revenue	86,371	73,760

Current	$539,225	$521,190

Miles deferred revenue	$104,786	$98,088

Non–current	$104,786	$98,088